Provisions and other current liabilities - Accruals for deductions from revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
January 1	$ 194	$ 213	$ 182
Additions	662	603	619
Payments/utilizations	(646)	(613)	(601)
Changes in offset against gross trade receivables	1	2	7
Currency translation effects	1	(11)	6
December 31	$ 212	$ 194	$ 213